Fixed assets (Schedule of Investment in Photovoltaic Plants) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) Kilowatt	Dec. 31, 2022 USD ($) Kilowatt	Dec. 31, 2021 EUR (€)	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Investments in photovoltaic plants	€ 365,756	$ 390,077	€ 340,897
Ellomay Spain Rinconada Second Member
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	2.275	2.275
Connection to Grid	June 2010
Investments in photovoltaic plants | €	€ 5,509
Rodriguez First Member
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	1.675	1.675
Connection to Grid	November 2011
Investments in photovoltaic plants | €	€ 3,662
Rodriguez Second Member
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	2.691	2.691
Connection to Grid	November 2011
Investments in photovoltaic plants | €	€ 6,631
Fuente Librilla [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	1.248	1.248
Connection to Grid	June 2011
Investments in photovoltaic plants | €	€ 3,212
Talasol [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	300	300
Connection to Grid	January 2021
Investments in photovoltaic plants | €	€ 219,934
Ellomay Solar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	28	28
Connection to Grid	July 2022
Investments in photovoltaic plants | €	€ 18,074
Ellomay Solar Italy One Srl [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	14.8	14.8
Connection to Grid	Under construction
Investments in photovoltaic plants | €	€ 3,215
Ellomay Solar Italy Two Srl [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	4.95	4.95
Connection to Grid	Under construction
Investments in photovoltaic plants | €	€ 1,012
Ellomay Solar Italy Four Srl [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	15.6	15.6
Connection to Grid	Ready to Build status
Investments in photovoltaic plants | €	€ 304
Ellomay Solar Italy Five Srl [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	87.2	87.2
Connection to Grid	Ready to Build status
Investments in photovoltaic plants | €	€ 3,811
Ellomay Solar Italy Ten Srl [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Nominal Capacity Plant | Kilowatt	18	18
Connection to Grid	Ready to Build status
Investments in photovoltaic plants | €	€ 698

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.